Risk Management	12 Months Ended
Dec. 31, 2018
RISK MANAGEMENT
Risk Management

14. RISK MANAGEMENT

The Company’s exposure to market risk includes, but is not limited to, the following risks:

Interest Rate Risk

Interest rate risk is the risk that the future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The short term investments are held at highly-rated financial institutions and earn guaranteed fixed interest rate and thus are not subject to significant changes in interest payments.

Foreign Currency Exchange Rate Risk

Currency risk is risk that the fair value of future cash flows will fluctuate because of changes in foreign currency exchange rates. In addition, the value of cash and cash equivalents and other financial assets and liabilities denominated in foreign currencies can fluctuate with changes in currency exchange rates.

The Company operates in Canada and Greenland and undertakes transactions denominated in foreign currencies such as United States dollar, Euros and Danish Krones, and consequently is exposed to exchange rate risks. Exchange risks are managed by matching levels of foreign currency balances and related obligations and by maintaining operating cash accounts in non-Canadian dollar currencies. The rate published by the Bank of Canada at the close of business on December 31, 2018 was 1.3630 USD to CAD, 1.5598 EUR to CAD and 0.2089 DKK to CAD.

The Company’s Canadian dollar equivalent of financial assets and liabilities that are denominated in Danish Krones consist of accounts payable of $9 (2017 - $571) and $79 in USD currency (2017 - $56).

Credit Risk

Credit risk is the risk that one party to a financial instrument will cause a financial loss for the other party by failing to discharge an obligation. The credit risk is primarily associated with liquid financial assets. The Company limits exposure to credit risk on liquid financial assets by holding cash and cash equivalents and short term investments at highly-rated financial institutions.

Price Risk

The Company is exposed to price risk with respect to commodity prices. Commodity price risk is defined as the potential adverse impact on earnings and economic value due to commodity price movements and volatilities. To mitigate price risk, the Company closely monitors commodity prices of precious metals and the stock market to determine the appropriate course of action to be taken by the Company.

Liquidity Risk

Liquidity risk is the risk that the Company will encounter difficulty in meeting obligations associated with financial liabilities that are settled by delivering cash or another financial asset. The Company manages the liquidity risk inherent in these financial obligations by regularly monitoring actual cash flows to annual budget which forecast cash needs and expected cash availability to meet future obligations.

The Company will defer discretionary expenditures, as required, in order to manage and conserve cash required for current liabilities.

The following table shows the Company’s contractual obligations as at December 31, 2018:

As at December 31, 2018	Less than 1 year	1 - 2 years	2 - 5 years	Total
Trade and accrued liabilities	556	-	-	556
	556	-	-	556

Capital Risk Management

The Company manages its capital to ensure that it will be able to continue as a going concern, so that adequate funds are available or are scheduled to be raised to carry out the Company’s exploration program and to meet its ongoing administrative and operating costs and obligations. This is achieved by the Board of Directors’ review and ultimate approval of budgets that are achievable within existing resources, and the timely matching and release of the next stage of expenditures with the resources made available from capital raisings and debt funding from related or other parties. In doing so, the Company may issue new shares, restructure or issue new debt.

The Company is not subject to any externally imposed capital requirements imposed by a regulator or a lending institution.

In the management of capital, the Company includes the components of equity, loans and borrowings, other current liabilities, net of cash and cash equivalents.

	As at December 31,
	2018	2017
Equity	66,944	52,728
Current liabilities	556	969
	67,500	53,697
Cash and cash equivalents	(339)	(398)
Short term investments	(2,500)	(2,500)
	64,661	50,799